Total revenues and other income (Tables)	12 Months Ended
Dec. 31, 2019
Total revenues and other income
Summary of Revenues

	Year ended December 31,
	2019	2018	2017
	(Euro, in thousands)
Recognition of non-refundable upfront payments and license fees	€812,058	€196,486	€71,971
Milestone payments	2,878	73,394	42,950
Reimbursement income	19,900	8,722	3,273
Other revenues	10,150	10,233	8,893
Total revenues	€844,985	€288,836	€127,087

Revenue by collaboration and by category of revenue

The following table summarizes details of revenues for the years ended 31 December 2019 and 2018 by collaboration and by category of revenue: upfront payments and license fees, milestone payments, reimbursement income, and other revenues.

	Over time	Point in time	2019	2018
			(Euro, in	(Euro, in
			thousands)	thousands)
Recognition of non-refundable upfront payments and license fees			€812,058	€196,486
Gilead collaboration agreement for GLPG1690			666,968	-
Gilead collaboration agreement for filgotinib (1)			62,602	96,809
Gilead collaboration agreement for drug discovery platform			80,918	-
AbbVie collaboration agreement for CF			1,569	52,176
Novartis collaboration agreement for MOR106			-	47,500

Milestone payments			2,878	73,394
Gilead collaboration agreement for filgotinib (1)			(21,187)	27,623
AbbVie collaboration agreement for CF			24,065	36,771
Servier collaboration agreement for osteoarthritis			-	9,000

Reimbursement income			19,900	8,722
Novartis collaboration agreement for MOR106			19,177	7,718
AbbVie collaboration agreement for CF			723	989
Other reimbursement income			-	16

Other revenues			10,150	10,233
Fee-for-services revenues			10,084	10,170
Other revenues			66	63
Total revenues			€844,985	€288,836

(1) Following the contract amendment, the revenue recognized for filgotinib for the year ended December 31, 2019, included a negative catch-up effect at closing date of €245.9 million, resulting from the decrease in the percentage of completion applied to previously received upfront and milestones for that program.

Summary of allocation of transaction price

(Euro, in thousands)
Allocation of transaction price
Upfront received	€3,569,815
Impact initial valuation of share subscription	85,601
3,655,416
Less :
Warrants issuance liabilities
Warrant A	(43,311)
Initial warrant B	(2,545)
Subsequent warrant B	(16,184)
3,593,376
Allocation to performance obligations
GLPG1690	666,967
Filgotinib additional consideration (1)	641,663
Drug discovery platform (10 years)	€2,284,747

(1)With regard to the additional consideration received for the extended cost sharing for filgotinib, we assume the existence of a significant financing component estimated to €44.5 million reflecting the time value of money on the estimated recognition period.

Schedule of revenues

For the years ended December 31, 2018 and 2017

The following table summarizes the revenue recognition of upfront payments, license fees and milestone payments for the years ended December 31, 2018 and 2017, as well as the impact of the adoption of IFRS 15. The revenues recognized for the years ended December 31, 2018 presented under the IFRS 15 standard as well as under the former applicable IAS 18 standard, with a comparison to the year ended December 31, 2017 under the former applicable IAS 18 standard.

						IAS 18		IFRS 15	IFRS 15	IAS 18	IAS 18	IFRS 15
Agreement	Consideration	Consideration		Collaboration start date	Outstanding balance in deferred income as at December 31, 2017		Deferred income reclassified from equity following adoption of IFRS 15	Outstanding balance in deferred income as at January 1, 2018	Revenue recognized, year ended December 31, 2018	Revenue recognized, year ended December 31, 2018	Revenue recognized, year ended December 31, 2017	Outstanding balance in deferred income as at December 31, 2018
	(USD, in thousands)	(Euro, in thousands)							(Euro, in thousands)
Revenue recognition of considerations received prior to December 31, 2017
Gilead collaboration agreement for filgotinib - Upfront payment	$300,000	€275,558		January 2016		€187,449		€187,449	€84,806	€84,806	€62,488	€102,643
Gilead collaboration agreement for filgotinib - Subscription agreement (*)	N.A.	€39,003	(*)	January 2016		€26,532		€26,532	€12,004	€12,004	€8,845	€14,528
Servier collaboration agreement for osteoarthritis - License fee	N.A.	€6,000		June 2010		€5,362	€(5,362)	€—	€—	€1,532	€638	€—
AbbVie collaboration agreement for CF - Upfront payments	$45,000	€34,001		September 2013	€		€14,872	€14,872	€14,140	€—	€—	€732
Total upfront payments and license fees:						€219,343	€9,510	€228,853	€110,950	€98,342	€71,971	€117,903

Gilead collaboration agreement for filgotinib - Milestone payments	$70,000	€64,435		January 2016			€43,832	€43,832	€19,831	€—	€9,354	€24,001
AbbVie collaboration agreement for CF - Milestone payments	$77,500	€68,310		September 2013			€29,878	€29,878	€28,406	€—	€33,596	€1,471
Total milestones:							€73,710	€73,710	€48,237	€—	€42,950	€25,472
Total :						€219,343	€83,220	€302,563	€159,187	€98,342	€114,921	€143,375

Revenue recognition of considerations in the year ended December 31, 2018
Novartis collaboration agreement for MOR106 - Upfront payment	N.A.	€47,500		September 2018					€47,500	€47,500		€—
AbbVie collaboration agreement for CF - Upfront payment	$45,000	€38,874		September 2013					€38,037	€38,037		€837
Total upfront payments and license fees:									€85,537	€85,537		€837
Gilead collaboration agreement for filgotinib - Milestone payments	$15,000	€12,418		January 2016					€7,793	€12,418		€4,625
AbbVie collaboration agreement for CF - Milestone payments	$10,000	€8,548		September 2013					€8,364	€8,548		€184
Servier collaboration agreement for osteoarthritis - Milestone payment	N.A.	€9,000		June 2010					€9,000	€9,000		€—
Total milestones:									€25,157	€29,966		€4,809
Total :									€110,694	€115,503		€5,646
Grand total : upfront payments and license fees and milestones									€269,881	€213,845		€149,021

(*) deferred income of €39 million recognized upon signing of the share subscription agreement with Gilead as required under IAS 39

	IFRS 15
	Over time	Point in time	2018	2017	Over time	Point in time
			(Euro, in	(Euro, in
			thousands)	thousands)
Recognition of non-refundable upfront payments and license fees			196,486	€71,971
Gilead collaboration agreement for GLPG1690
Gilead collaboration agreement for filgotinib			96,809	71,333	
Gilead collaboration agreement for drug discovery platform
AbbVie collaboration agreement for CF			52,176	-	
Novartis collaboration agreement for MOR106			47,500	-		
Servier collaboration agreement for osteoarthritis			-	638	

Milestone payments			73,394	42,950
Gilead collaboration agreement for filgotinib			27,623	9,354		
AbbVie collaboration agreement for CF			36,771	33,596		
Servier collaboration agreement for osteoarthritis			9,000	-		

Reimbursement income			8,722	3,273
Novartis collaboration agreement for MOR106			7,718	-
AbbVie collaboration agreement for CF			989	453		
Servier collaboration agreement for osteoarthritis			-	2,816		
Other reimbursement income			16	4

Other revenues			10,233	8,893
Fee-for-services revenues			10,170	8,825	
Other revenues			63	68
Total revenues			288,836	€127,087

Schedule of other income

	Year ended December 31,
	2019	2018	2017
	(Euro, in thousands)
Grant income	€6,549	€1,609	€1,045
R&D incentives	43,923	26,912	26,808
Other income	433	488	977
Total other income	€50,905	€29,009	€28,830